FORMIDABLE FORTRESS ETF

Schedule of InvestmentsDecember 31, 2021 (unaudited)

1

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

		Shares	Fair Value
98.17%	COMMON STOCKS

7.74%	COMMUNICATIONS SERVICES
	Activision Blizzard, Inc.	15,333	$1,020,105
	Take-Two Interactive Software, Inc.*	2,824	501,881
			1,521,986

5.73%	CONSUMER DISCRETIONARY
	Gentex Corp.	11,727	408,686
	Ollie's Bargain Outlet Holdings, Inc.*	7,648	391,501
	Terminix Global Holdings, Inc.*	7,228	326,922
			1,127,109

8.06%	CONSUMER STAPLES
	Monster Beverage Corp.*	9,958	956,366
	The Boston Beer Co., Inc.*	1,245	628,850
			1,585,216

15.04%	FINANCIAL
	Erie Indemnity Co.	3,000	577,980
	First American Financial Corp.	4,463	349,140
	Houlihan Lokey, Inc.	3,640	376,813
	MarketAxess Holdings, Inc.	1,556	639,936
	The Progressive Corp.	9,868	1,012,950
			2,956,819

21.10%	HEALTH CARE
	ABIOMED, Inc.*	1,740	624,956
	Bio-Rad Laboratories, Inc.*	840	634,679
	Chemed Corp.	780	412,651
	Regeneron Pharmaceuticals, Inc.*	1,470	928,334
	United Therapeutics Corp.*	2,008	433,889
	West Pharmaceutical Services, Inc.	2,378	1,115,306
			4,149,815

23.14%	INDUSTRIAL
	A.O. Smith Corp.	4,764	408,989
	Expeditors International of Washington, Inc.	4,348	583,893
	Fastenal Co.	15,626	1,001,002
	Graco, Inc.	4,579	369,159
	Landstar System, Inc.	2,400	429,648
	Robert Half International, Inc.	6,256	697,669
	Rollins, Inc.	15,117	517,153
	Snap-on, Inc.	2,520	542,758
			4,550,271

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2021 (unaudited)

		Shares	Fair Value
12.40%	INFORMATION TECHNOLOGY
	Automatic Data Processing, Inc.	4,026	$992,731
	Cisco Sysems, Inc.	17,457	1,106,250
	Maximus, Inc.	4,258	339,235
			2,438,216

4.96%	REAL ESTATE
	Public Storage	2,606	976,103

98.17%	TOTAL COMMON STOCKS		19,305,535

	PURCHASED OPTIONS

0.14%	PUT PURCHASED OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	200	9,499,200	440.00	1/28/22	$27,000

0.14%	TOTAL PURCHASED OPTIONS					27,000

98.31%	TOTAL INVESTMENTS					19,332,535
1.69%	Other assets, net of liabilities					332,455
100.00%	NET ASSETS					$19,664,990

*Non-income producing

-0.37%	OPTIONS WRITTEN

-0.03%	PUT OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	SPDR S&P 500 ETF Trust	200	(9,499,200)	370.00	01/28/22	$(5,200)

-0.03%	TOTAL PUT OPTIONS WRITTEN					(5,200)

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2021 (unaudited)

ANNUAL REPORT

-0.34%	CALL OPTIONS

	Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
	ABIOMED, Inc.	5	179,585	450.00	02/18/22	$(1,338)
	Automatic Data Processing	20	493,160	270.00	02/18/22	(2,020)
	A.O. Smith Corp.	12	103,020	105.00	02/18/22	(600)
	Activision Blizzard Inc.	40	266,120	74.00	12/31/21	(80)
	Bio-Rad Laboratories Inc.	2	151,114	860.00	02/01/22	(1,470)
	Chemed Corp.	2	12,674	600.00	02/18/22	(490)
	Cisco Systems, Inc.	40	253,480	65.00	01/21/22	(1,520)
	Erie Indemnity co.	10	192,660	230.00	01/21/22	(5,000)
	Expeditors Intl Wash Inc.	12	161,148	145.00	01/21/22	(2,100)
	First American Financial	15	117,345	80.00	01/21/22	(6,750)
	Fastenal Co.	25	160,150	67.50	01/21/22	(875)
	Graco Inc.	14	112,868	85.00	01/21/22	(630)
	Gentex Corp.	27	94,095	40.00	02/18/22	(12,150)
	Houlihan Lokey Inc.	12	124,224	120.00	02/18/22	(2,280)
	Landstar System Inc.	10	179,020	200.00	01/21/22	(4,800)
	Marketaxess Holdings Inc.	5	205,635	440.00	01/21/22	(1,050)
	Maximus Inc.	13	103,571	95.00	02/18/22	(325)
	Monster Beverage Corp.	25	240,100	105.00	01/21/22	(575)
	Ollie's Bargain Outlet	10	51,190	92.50	01/21/22	(100)
	Ollie's Bargain Outlet	16	81,904	70.00	02/18/22	(280)
	Progressive Corp.	20	205,300	105.00	01/21/22	(1,400)
	Robert Half International	20	223,040	140.00	01/21/22	(9,600)
	The Boston Beer Co.	4	202,040	680.00	01/21/22	(320)
	Snap-On Inc.	10	215,380	240.00	01/21/22	(2,150)
	Terminix Global Holdings	20	90,460	45.00	01/21/22	(6,600)
	Take-Two Interactive Soft	6	106,632	210.00	01/21/22	(90)
	Take-Two Interactive Soft	4	71,088	220.00	02/18/22	(210)
	United Thereapeutics Corp.	5	108,040	300.00	02/18/22	(1,225)
	West Pharmaceutical Service	7	328,307	540.00	01/21/22	(1,365)

-0.34%	TOTAL CALL OPTIONS WRITTEN					(67,393)

-0.37%	TOTAL OPTIONS WRITTEN					$(72,593)

ANNUAL REPORT

FORMIDABLE FORTRESS ETF

Schedule of Investments - continuedDecember 31, 2021 (unaudited)

In accordance with U.S. GAAP, "fair value" is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. Various inputs are used in determining the value of a Fund’s investments. U.S. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund’s investments as of December 31, 2021:

	Level 1	Level 2	Level 3
	Quoted Prices	Other Significant Observable Inputs	Significant Unobservable Inputs	Total
Common Stocks	$19,305,535	$—	$—	$19,305,535
Options Purchased	—	27,000	—	27,000
Total Investments	$19,305,535	$27,000	$—	$19,332,535
Options Written	$—	$(72,593)	$—	$(72,593)

The Fund held no Level 3 securities at any time during the period.

There were no transfers into or out of Levels 1 and 2 during the period ended December 31, 2021.

At December 31, 2021 the cost of investments for Federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. Cost of securities for Federal income tax purpose is $18,553,634 and the related tax-based net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,354,197
Gross unrealized depreciation	(647,889)
Net unrealized appreciation	$706,308